UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Moncrief Willingham Energy Advisers, L.P.
Address: 909 Fannin
         Suite 2650
         Houston, Texas  77010

13F File Number:  28-12379

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Burton J. Willingham
Title:     Chief Investment Officer
Phone:     713.658.9900

Signature, Place, and Date of Signing:

     Burton J. Willingham     Houston, Texas     November 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $103,454 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BRIGHAM EXPLORATION CO         COM              109178103     5337   900000 SH       SOLE                   900000
BRONCO DRILLING CO INC         COM              112211107     5180   350000 SH       SOLE                   350000
CIMAREX ENERGY CO              COM              171798101     5588   150000 SH       SOLE                   150000
CONCHO RES INC                 COM              20605P101     6665   450000 SH       SOLE                   450000
DIAMOND OFFSHORE DRILLING IN   COM              25271C102     6797    60000 SH       SOLE                    60000
EDGE PETE CORP DEL             COM              279862106     5778   450000 SH       SOLE                   450000
EL PASO CORP                   COM              28336L109     6788   400000 SH       SOLE                   400000
ENCORE ACQUISITION CO          COM              29255W100     6330   200000 SH       SOLE                   200000
GEOMET INC DEL                 COM 144A         37250U201     1118   219600 SH       SOLE                   219600
GEOMET INC DEL                 COM              37250U201      370    72700 SH       SOLE                    72700
GOODRICH CORP                  COM              382388106     6340   200000 SH       SOLE                   200000
MARINER ENERGY INC             COM              56845T305     1191    57500 SH       SOLE                    57500
MARINER ENERGY INC             COM 144A         56845T305     2485   120000 SH       SOLE                   120000
NABORS INDUSTRIES LTD          SHS              G6359F103     3846   125000 SH       SOLE                   125000
PETROHAWK ENERGY CORP          COM              716495106     9359   570000 SH       SOLE                   570000
RANGE RES CORP                 COM              75281A109     4879   120000 SH       SOLE                   120000
ROSETTA RESOURCES INC          COM              777779307     6052   330000 SH       SOLE                   330000
TRANSOCEAN INC                 ORD              G90078109     7914    70000 SH       SOLE                    70000
VAALCO ENERGY INC              COM NEW          91851C201     6398  1400000 SH       SOLE                  1400000
VALERO ENERGY CORP NEW         COM              91913Y100     5039    75000 SH       SOLE                    75000